CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 10,243,500	$ 1,485,168	¥ 8,321,415
Restricted cash	1,027,454	148,967	602,044
Restricted short-term investments	8,945,271	1,296,942	9,261,918
Short-term investments	0	0	150,000
Accounts receivable, net - related parties	139,713	20,257	29,417
Accounts receivable, net - third parties	16,674,876	2,417,630	7,471,103
Notes receivable - a related party	282,824	41,006
Notes receivable, net - third parties	6,697,096	970,988	1,689,102
Advances to suppliers - a related party	56,860	8,244
Advances to suppliers - third parties	3,271,284	474,292	1,536,155
Inventories, net	17,450,284	2,530,053	13,252,352
Foreign exchange forward contract receivables	119,625	17,344	73,532
Other receivables - related parties	23,105	3,350	17,348
Held-for-sale assets	0	0	684,631
Available-for-sale securities	104,499	15,151
Prepayments and other current assets	3,290,903	477,136	2,435,057
Total current assets	68,327,294	9,906,528	45,524,074
Non-current assets:
Restricted long-term investments	1,378,680	199,890	1,204,697
Accounts receivable, net - third parties	0	0	27,624
Long-term investments	1,711,072	248,083	633,866
Property, plant and equipment, net	32,290,088	4,681,623	19,969,894
Land use rights, net	1,431,424	207,537	1,090,057
Intangible assets, net	79,600	11,541	55,484
Deferred tax assets	704,244	102,106	371,767
Financing lease right-of-use assets, net	558,407	80,961	628,592
Operating lease right-of-use assets, net	396,966	57,555	438,271
Advances to suppliers to be utilized beyond one year	310,375	45,000	296,709
Other assets - related parties	52,363	7,592	3,292
Other assets - third parties	1,421,669	206,123	2,739,160
Total non-current assets	40,334,888	5,848,010	27,459,413
Total assets	108,662,182	15,754,538	72,983,487
Current liabilities:
Accounts payable - related parties	0	0	15,863
Accounts payable - third parties	10,378,076	1,504,680	6,799,854
Notes payable - a related party	419,500	60,822
Notes payable - third parties	20,204,323	2,929,351	12,072,223
Accrued payroll and welfare expenses	2,035,931	295,182	1,240,791
Advances from a related party	3,829	555
Advances from third parties	9,220,267	1,336,813	5,914,354
Income tax payables	737,735	106,962	214,856
Foreign exchange forward derivatives payables	63,137	9,154	2,659
Financing lease liabilities - current	168,381	24,413	194,939
Operating lease liabilities - current	65,489	9,495	62,515
Short-term borrowings, including current portion of long-term borrowings, and failed sale-leaseback financing	12,419,170	1,800,610	13,339,367
Other payables and accruals - third parties	9,214,384	1,335,961	4,844,084
Other payables and accruals - a related party	5,964	865	2,230
Guarantee liabilities to related parties	0	0	2,500
Held-for-sale liabilities	0	0	553,234
Deferred revenue	0	0	200,000
Total current liabilities	64,936,186	9,414,863	45,459,469
Non-current liabilities:
Long-term borrowings	13,022,795	1,888,128	9,896,455
Long-term payables	601,759	87,247	568,495
Accrued warranty costs - non-current	1,422,276	206,211	858,641
Financing lease liabilities - non-current	69,881	10,131	236,374
Operating lease liabilities - non-current	339,885	49,279	385,420
Convertible senior notes	1,070,699	155,237	1,098,736
Deferred tax liability	194,808	28,245	183,003
Guarantee liabilities to related parties - non-current	0	0	9,642
Total non-current liabilities	16,722,103	2,424,478	13,236,766
Total liabilities	81,658,289	11,839,341	58,696,235
Commitment and contingencies
Shareholders' equity:
Ordinary shares (US$0.00002 par value, 500,000,000 shares authorized, 193,770,753 and 204,135,029 shares issued as of December 31, 2021 and December 31, 2022, respectively)	28	4	26
Additional paid-in capital	9,912,931	1,437,240	5,617,923
Accumulated other comprehensive (loss)/income	217,563	31,544	(154,375)
Treasury stock, at cost; 2,945,840 ordinary shares as of December 31, 2021 and December 31, 2022,	(43,170)	(6,259)	(43,170)
Retained earnings	6,249,883	906,148	5,629,377
Total JinkoSolar Holding Co., Ltd. Shareholders' equity	16,337,235	2,368,677	11,049,781
Non-controlling interests	10,666,658	1,546,520	3,237,471
Total shareholders' equity	27,003,893	3,915,197	14,287,252
Total liabilities, non-controlling interest and shareholders' equity	¥ 108,662,182	$ 15,754,538	¥ 72,983,487